Offsetting.	12 Months Ended
Dec. 31, 2014
Offsetting [Abstract]
Offsetting [Text Block]
(12)           Offsetting.

As indicated in Note (1), the Trust’s assets are currently allocated to each of the Trading Companies.  All of the Trading Companies utilize RJO as their clearing broker.  Each Trading Company has its own separate clearing agreement with RJO, under which each of the Trading Companies are subject to master netting agreements or similar arrangements that allow RJO to offset any assets of the individual entity by any liabilities of the individual Trading Company, as necessary, if RJO determines that the amount of margin is not appropriate or the Trading Company is not able to perform.  Each of the Trading Companies hold significant cash deposits with RJO, which can be and is used by the Trading Companies to settle any obligations due to RJO.  The master netting agreements or similar arrangements do not apply to amounts owed to/from different counterparties and they do not apply across different Trading Companies.

For financial reporting purposes, the Trust nets its similar derivative assets and liabilities that are subject to netting arrangements in the Statements of Financial Condition.  The following tables present the Trust’s derivative assets and liabilities by investment type and by counterparty, net of amounts available for offset under a master netting agreement, along with the related collateral received or pledged by the Trading Companies (cash on deposit with broker) as of December 31, 2014 and December 31, 2013:

Offsetting of Derivative Assets

	As of December 31, 2014			As of December 31, 2013
	Gross	Gross Amounts	Net Amounts of Assets	Gross	Gross Amounts	Net Amounts of Assets
	Amounts of	Offset in the	Presented in the	Amounts of	Offset in the	Presented in the
	Recognized	Statement of	Statement of	Recognized	Statement of	Statement of
Description	Assets	Financial Condition	Financial Condition	Assets	Financial Condition	Financial Condition

Futures and forward contracts	$624,202	$(142,271)	$481,931	$981,232	$(218,596)	$762,636
Purchased options on futures contracts	-	-	-	-	-	-
	$624,202	$(142,271)	$481,931	$981,232	$(218,596)	$762,636

	Derivative Assets and Collateral Held by Counterparty

	As of December 31, 2014				As of December 31, 2013

	Net Amount of	Gross Amounts Not Offset			Net Amount of	Gross Amounts Not Offset
Individual Trading Companies	Assets in the Statement of	in the Statement of Financial Condition			Assets in the Statement of	in the Statement of Financial Condition
(with derivative assets and	Financial	Financial	Cash Collateral	Net	Financial	Financial	Cash Collateral	Net
collateral held by RJO)	Condition	Instruments	Received	Amount	Condition	Instruments	Received	Amount

OASIS RCM, LLC	$-	$-	$-	$-	$-	$-	$-	$-
OASIS PGR, LLC	297,571	-	-	297,571	550,967	-	-	550,967
OASIS PAM, LLC	-	-	-	-	(22,515)	-	-	(22,515)
OASIS CIM, LLC	-	-	-	-	-	-	-
OASIS ROW, LLC	184,361	-	-	184,361	-	-	-
OASIS Bleeker, LLC	-	-	-	-	234,184	-	-	234,184
OASIS PR, LLC	-	-	-		-	-	-	-
	$481,932	$-	$-	$481,932	$762,636	$-	$-	$762,636

	Offsetting of Derivative Liabilities

	As of December 31, 2014			As of December 31, 2013
			Net Amounts of			Net Amounts of
	Gross	Gross Amounts	Liabilities	Gross	Gross Amounts	Liabilities
	Amounts of	Offset in the	Presented in the	Amounts of	Offset in the	Presented in the
	Recognized	Statement of	Statement of	Recognized	Statement of	Statement of
Description	Liabilities	Financial Condition	Financial Condition	Liabilities	Financial Condition	Financial Condition

Futures and forward contracts	$142,271	$(142,271)	$-	$218,596	$(218,596)	$-
Options written on futures contracts	15,975	-	15,975	-	-	-
	$158,246	$(142,271)	$15,975	$218,596	$(218,596)	$-

Derivative Liabilities and Collateral Pledged by Counterparty

	As of December 31, 2014				As of December 31, 2013

	Net Amount of	Gross Amounts Not Offset			Net Amount of	Gross Amounts Not Offset
Individual Trading Companies	Liabilities in the Statement	in the Statement of Financial Condition			Liabilities in the Statement	in the Statement of Financial Condition
(with derivative liabilities and	of Financial	Financial	Cash Deposits	Net	of Financial	Financial	Cash Deposits	Net
collateral held by RJO)	Condition	Instruments	Held by Broker	Amount	Condition	Instruments	Held by Broker	Amount

OASIS RCM, LLC	$-	$-	$-	$-	$-	$-	$-	$-
OASIS PGR, LLC	-	-	-	-	-	-	-	-
OASIS PAM, LLC	-	-	-	-	-	-	-	-
OASIS CIM, LLC	-	-	-	-	-	-	-	-
OASIS ROW, LLC	15,975	(15,975)	-	-	-	-	-	-
OASIS Bleeker, LLC	-	-	-	-	-	-	-	-
OASIS PR, LLC	-	-	-	-	-	-	-	-
	$15,975	$(15,975)	$-	$-	$-	$-	$-	$-